Balance Sheets (USD $)	Jun. 30, 2011		Dec. 31, 2010
Cash and cash equivalents	$ 514		$ 18
Accounts receivable trade balance	18,620		15,379
Inventory balance	187,207		187,299
Prepaid expenses	42,000
Total current assets	248,341		202,696
Property and equipment, net	27,353		31,928
Intangible assets, net	237,385		242,439
Intellectual property license, net	3,005,004		3,175,098
Total other assets	3,242,389		3,417,537
Total assets	3,518,083		3,652,161
Obligation to issue common stock	1,144,000		1,144,000
Current portion of notes payable-related parties	745,654		1,098,421
Current portion of convertible note	1,835,000		1,900,000
Accounts payable and accrued expenses	3,232,349		2,952,590
Total liabilities	6,957,003		7,095,011
Preferred stock	250	[1],[2],[3],[4]	250	[1],[2],[3],[4]
Common stock	6,536	[5]	5,162	[6]
Additional paid in capital	16,495,987		15,919,761
Accumulated deficit	(19,941,693)		(19,368,023)
Total stockholders' deficit	(3,438,920)		(3,442,850)
Total liabilities and stockholders' deficit	$ 3,518,083		$ 3,652,161

[1]	$.001 par value Authorized 10,000,000 shares:
[2]	Series A issued 200,000 shares
[3]	Series B issued 6 shares
[4]	Series C issued 50,000 shares
[5]	$.001 par value Authorized, 240,000,000 shares; issued 6,535,556 shares
[6]	$.001 par value Authorized, 240,000,000 shares; issued 5,161,984 shares